Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2021 CNY (¥) segment	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Summary of Significant Accounting Policies
Maximum amount of underpayment tax | ¥	¥ 100,000
Number of reportable operating segments | segment	1
Contingent liabilities	¥ 1,300	$ 201	¥ 9,037